Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.44%
Alabama: 0.88%
Utilities revenue: 0.88%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$789,311
California: 0.58%
Utilities revenue: 0.58%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	517,725
Guam: 1.38%
Airport revenue: 0.86%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	211,287
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	562,766
				774,053
Miscellaneous revenue: 0.52%
Territory of Guam Series F	4.00	1-1-2042	500,000	462,614
				1,236,667
Illinois: 0.55%
Airport revenue: 0.55%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	487,391
Pennsylvania: 94.46%
Airport revenue: 4.01%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,504,249
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	582,133
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,503,110
				3,589,492
Education revenue: 18.10%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	951,063
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	507,851
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,106,332
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	988,831
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	955,363
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	325,469
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	309,400
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	539,186
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	659,192
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	597,493
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2030	1,500,000	1,501,045
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	399,273
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	195,302
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	690,155
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25%	3-1-2037	$1,000,000	$990,350
Pennsylvania EDFA Villanova University	5.00	8-1-2049	1,500,000	1,570,784
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	508,416
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	307,831
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	290,000	297,147
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	240,345
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	224,248
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	147,429
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	501,737
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,600
Swarthmore Borough Authority	5.00	9-15-2041	350,000	378,551
				16,180,393
GO revenue: 13.05%
Allentown City School District (AGC Insured)	5.00	6-1-2049	300,000	311,520
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2036	350,000	350,844
City of Oil City Series A (AGM Insured)	4.00	12-1-2039	315,000	306,393
City of Oil City Series A (AGM Insured)	4.00	12-1-2040	250,000	244,176
City of Oil City Series A (AGM Insured)	4.00	12-1-2041	250,000	243,021
City of Oil City Series A (AGM Insured)	4.00	12-1-2042	200,000	193,398
City of Pittsburgh	5.00	9-1-2043	200,000	207,150
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	682,136
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	474,945
Highlands School District (AGM Insured)	5.00	4-15-2035	295,000	313,649
Interboro School District (AGM Insured)	5.50	8-15-2063	1,500,000	1,593,913
Mechanicsburg Area School District (AGM Insured)	5.00	5-15-2051	1,100,000	1,130,804
Montour School District Series B (AGM Insured)	5.00	4-1-2032	1,000,000	1,008,834
Penn Delco School District	4.00	6-1-2045	1,000,000	933,697
Pequea Valley School District	4.00	5-15-2049	750,000	673,930
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,259,214
West Shore School District	5.00	11-15-2048	1,500,000	1,514,267
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	103,087
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	52,727
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	74,681
				11,672,386
Health revenue: 30.17%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,687,542
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.57	11-15-2047	1,000,000	992,495
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	360,081
County of Lehigh Valley Health Network Obligated Group Series A	4.00	7-1-2049	1,105,000	971,582
See accompanying notes to portfolio of investments
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00%	1-1-2028	$805,000	$805,341
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,011,573
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	251,911
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	452,739
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	377,108
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2050	1,000,000	872,185
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,001,674
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,004,456
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.65	6-1-2035	1,075,000	1,075,000
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	1,000,000	1,052,893
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	750,000	754,942
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	426,246
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	895,000	879,597
Lancaster Municipal Authority Garden Spot Village Obligated Group Series B	5.00	5-1-2054	400,000	403,692
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,004,008
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,012,931
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	993,802
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	511,461
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2037	700,000	694,845
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2040	1,500,000	1,505,138
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,012,179
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2047	2,000,000	2,009,759
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.82	1-1-2038	700,000	700,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	3.45	7-1-2054	2,000,000	2,000,000
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	335,507
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	450,915
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	369,502
				26,981,104
Housing revenue: 4.85%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	485,000	485,051
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75%	6-30-2048	$750,000	$791,202
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	975,600
Pennsylvania Housing Finance Agency Series 145A	4.80	10-1-2051	645,000	639,220
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	564,879
State Public School Building Authority Chester Upland School District Series C (AGM Insured)	5.00	9-15-2026	875,000	876,138
				4,332,090
Miscellaneous revenue: 5.34%
Chester County IDA Longwood Gardens, Inc.	4.00	12-1-2046	1,595,000	1,455,407
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,500,230
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,008,074
Philadelphia IDA Series A	5.00	2-15-2038	785,000	806,818
				4,770,529
Tax revenue: 0.57%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	511,888
Transportation revenue: 5.36%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	591,036
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2043	1,800,000	1,856,389
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	759,854
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	1,500,000	1,588,037
				4,795,316
Utilities revenue: 2.29%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,016,861
Philadelphia Gas Works Co. Series A (AGM Insured)	5.00	8-1-2050	1,000,000	1,031,415
				2,048,276
Water & sewer revenue: 10.72%
Allegheny County Sanitary Authority	5.25	12-1-2055	500,000	525,485
Bucks County Water & Sewer Authority Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,325,611
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,033,013
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	584,853
Erie City Water Authority (BAM Insured)	4.25	12-1-2052	1,000,000	939,321
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,627,899
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	444,602
Pittsburgh Water & Sewer Authority Series A (AGC Insured)	5.00	9-1-2055	1,000,000	1,051,648
Pittsburgh Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,051,664
				9,584,096
				84,465,570
See accompanying notes to portfolio of investments
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.59%
Utilities revenue: 0.59%
Patriots Energy Group Financing Agency Series A1øø	5.25%	10-1-2054	$500,000	$530,217
Total municipal obligations (Cost $91,507,677)				88,026,881

		Yield	Shares
Short-term investments: 0.63%
Investment companies: 0.63%
Allspring Government Money Market Fund Select Class♠∞		4.27	565,756	565,756
Total short-term investments (Cost $565,756)				565,756
Total investments in securities (Cost $92,073,433)	99.07%			88,592,637
Other assets and liabilities, net	0.93			828,816
Total net assets	100.00%			$89,421,453

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,937,247	$15,247,844	$(17,619,335)	$0	$0	$565,756	565,756	$27,244
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 5

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$88,026,881	$0	$88,026,881
Short-term investments
Investment companies	565,756	0	0	565,756
Total assets	$565,756	$88,026,881	$0	$88,592,637
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Pennsylvania Tax-Free Fund